UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, DC 20549 FORM N-Q	OMB APPROVAL OMB Number: 3235-0578 Expires: February 28, 2006 Estimated average burden hours per response: 20.0

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-10377

Registrant Name: PIMCO Municipal Income Fund

Address of Principal Executive Offices: 1345 Avenue of the Americas New York, New York 10105

Name and Address of Agent for Service: Lawrence G. Altadonna — 1345 Avenue of the Americas New York, New York 10105

Registrant’s telephone number, including area code: 212-739-3371

Date of Fiscal Year End: April 30, 2007

Date of Reporting Period: July 31, 2006

Form N-Q is to be used by the registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b 1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (‘‘OMB’’) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

PIMCO Municipal Income Fund
Schedule of Investments
July 31, 2006 (unaudited)

Principal Amount (000)		Credit Rating (Moody's/S&P)	Value*
MUNICIPAL BONDS & NOTES–93.2%
	Alabama–3.3%
$2,500	Birmingham Baptist Medical Centers Special Care Facs. Financing Auth. Rev., 5.875%, 11/15/24, Ser. A	Baa1/NR	$2,613,750
8,500	Daphne Special Care Facs. Financing Auth. Rev., zero coupon, 8/15/28, (Pre-refunded @ $100, 8/15/08) (a)	Aaa/AAA	7,856,380
8,000	Huntsville Health Care Auth. Rev., 5.75%, 6/1/31, Ser. A	A2/NR	8,377,680
			18,847,810
	Alaska–1.1%
6,000	Northern Tobacco Securitization Corp. Rev., 5.50%, 6/1/29	Baa3/BBB	6,093,420
	Arizona–1.0%
2,000	Apache Cnty. Industrial Dev. Auth. Rev., Pollution Control Rev., Tucson Electric Power Co., 5.875%, 3/1/33, Ser. B	Ba1/B+	2,001,840
3,500	Salt River Project Agricultural Improvement & Power Dist. Rev., 4.75%, 1/1/35, Ser. A	Aa2/AA	3,518,340
			5,520,180
	Arkansas–0.3%
8,500	Arkansas Dev. Finance Auth. Rev., zero coupon, 7/1/36 (AMBAC)	NR/AAA	1,895,670
	California–3.7%
10,000	Golden State Tobacco Securitization Corp., Tobacco Settlement Rev., 6.75%, 6/1/39, Ser. 2003-A-1	Baa3/BBB	11,228,100
10,000	Riverside Cnty. Public Financing Auth., Tax Allocation, 4.50%, 10/1/30, Ser. A (XLCA)	Aaa/AAA	9,684,300
			20,912,400
	Colorado–2.3%
	Denver Health & Hospital Auth. Healthcare Rev., Ser. A,
2,000	5.375%, 12/1/28	Baa3/BBB	2,005,580
1,000	6.00%, 12/1/23	Baa3/BBB	1,053,830
12,400	Health Facs. Auth. Retirement Facs. Rev., zero coupon, 7/15/24	NR/AAA	5,227,840
4,965	Northwest Parkway Public Highway Auth. Rev., 7.125%, 6/15/41, Ser. D	B3/CCC	4,620,181
			12,907,431
	Connecticut–0.2%
1,000	State Dev. Auth. Pollution Control Rev., 5.85%, 9/1/28	Baa1/BBB−	1,048,140
	District of Columbia–1.0%
5,325	Tobacco Settlement Financing Corp. Rev., 6.25%, 5/15/24	Baa3/BBB	5,628,046
	Florida–1.8%
9,000	Highlands Cnty. Health Facs. Auth. Rev., Adventist Health System, 6.00%, 11/15/31, Ser. A, (Pre-refunded @ $101, 11/15/11) (a)	A2/A+	9,994,590
	Georgia–1.9%
	Municipal Electric Auth. Power Rev. (MBIA-IBC),
9,700	5.50%, 1/1/20	Aaa/AAA	10,603,167
300	5.50%, 1/1/20, Ser. Z, (Pre-refunded @ $100, 1/1/13) (a)	NR/AAA	329,811
			10,932,978

PIMCO Municipal Income Fund
Schedule of Investments
July 31, 2006 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody's/S&P)	Value*
	Illinois–11.5%
	Chicago, GO, Ser. A (FGIC),
$2,935	5.375%, 1/1/34	Aaa/AAA	$3,045,209
6,145	5.375%, 1/1/34, (Pre-refunded @ $101, 1/1/09) (a)	Aaa/AAA	6,430,558
10,115	Chicago Board of Education, GO, zero coupon, 12/1/31, Ser. A (FGIC)	Aaa/AAA	2,845,956
2,000	Chicago Water Rev., 5.25%, 11/1/27, (Pre-refunded @ $102, 11/1/07) (FGIC)(a)	Aaa/AAA	2,076,700
	Educational Facs. Auth. Rev.,
1,115	Midwestern Univ., 5.50%, 5/15/18, Ser. B	NR/A−	1,145,283
	Univ. of Chicago,
190	5.25%, 7/1/41	Aa1/AA	198,217
4,810	5.25%, 7/1/41, (Pre-refunded @ $101, 7/1/11) (a)	Aa1/AA	5,150,831
	Finance Auth. Rev., (Pre-refunded @ $101, 11/15/09) (a),
5,000	5.50%, 11/15/29	A2/A+	5,289,600
1,260	5.65%, 11/15/24	A2/A+	1,338,763
	Health Facs. Auth. Rev.,
3,000	Decatur Memorial Hospital, 5.75%, 10/1/24	A2/A	3,110,670
5,425	Silver Cross Hospital, 5.50%, 8/15/25, (Pre-refunded @ $101, 8/15/09) (a)	NR/A	5,736,775
	Lake Cnty. Community High School Dist., GO, Ser. B (FGIC),
5,000	zero coupon, 2/1/19	Aaa/AAA	2,822,250
5,000	zero coupon, 2/1/20	Aaa/AAA	2,681,800
5,690	zero coupon, 2/1/22	Aaa/AAA	2,745,084
7,345	Regional Transportation Auth. Rev., 5.50%, 6/1/23, Ser. B (FGIC)	Aaa/AAA	8,260,554
3,000	State Sales Tax Rev., 5.125%, 6/15/20, Ser. 1	Aa3/AAA	3,139,650
5,000	Univ. Rev., 5.25%, 4/1/32, Ser. B (FGIC)	Aaa/AAA	5,166,400
4,000	Winnebago-Boone ETC Cntys. Rock Valley Community College, Dist. No. 511, GO, 5.30%, 10/1/18, (Pre-refunded @ $100, 10/1/10) (FGIC) (a)	Aaa/NR	4,163,040
			65,347,340
	Indiana–1.7%
6,500	Carmel School Building Corp. Rev., 5.00%, 7/15/22 (MBIA)	Aaa/AAA	6,698,640
1,225	Richland-Bean Blossom School Building Corp. Rev., 5.00%, 1/15/22 (FGIC)	Aaa/AA−	1,256,801
1,825	Zionsville Community Schools Building Corp. Rev., 5.00%, 7/15/27, Ser. A (FSA)	NR/AAA	1,873,983
			9,829,424
	Kansas–3.6%
	Wichita Hospital Rev.,
5,000	5.625%, 11/15/31, Ser. III	NR/A+	5,251,500
14,370	6.25%, 11/15/24, Ser. XI	NR/A+	15,329,772
			20,581,272

PIMCO Municipal Income Fund
Schedule of Investments
July 31, 2006 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody's/S&P)	Value*
	Kentucky–0.7%
$3,680	Economic Dev. Finance Auth. Hospital Facs. Rev., St. Luke's Hospital, 6.00%, 10/1/19	A3/A	$4,049,104
	Louisiana–6.1%
4,905	Local Gov't Environmental Facs. & Community Dev. Auth. Rev., 6.55%, 9/1/25 (ACA)	NR/A	5,385,837
27,895	Tobacco Settlement Financing Corp. Rev., 5.875%, 5/15/39, Ser. 2001-B	Baa3/BBB	29,319,598
			34,705,435
	Maryland–0.2%
1,150	Baltimore Water Project Rev., 5.125%, 7/1/42, Ser. A (FGIC)	Aaa/AAA	1,186,892
	Massachusetts–1.8%
9,000	Commonwealth of Massachusetts Rev., 5.50%, 1/1/34 (FGIC)	Aaa/AAA	10,340,280
	Michigan–4.3%
	Detroit, GO, Ser. A-1 (MBIA),
1,000	5.375%, 4/1/15	Aaa/AAA	1,066,370
1,000	5.375%, 4/1/17	Aaa/AAA	1,063,010
5,650	Forest Hills Public Schools, GO, 5.25%, 5/1/18, (Pre-refunded @ $100, 5/1/10) (a)	Aa2/NR	5,929,054
3,000	Mount Clemens Community School Dist., GO, 5.00%, 5/1/31	Aa2/AA	3,069,180
50	Royal Oak Hospital Finance Auth. Rev., William Beaumont Hospital, 5.25%, 11/15/35, Ser. M (MBIA)	Aaa/AAA	51,340
4,000	State Hospital Finance Auth. Rev., Detroit Medical Center, 6.25%, 8/15/13	Ba3/BB−	4,014,600
2,000	State Strategic Fund Ltd. Obligation Rev., Detroit Edison Pollution Control Co., 5.45%, 9/1/29	A3/BBB+	2,089,000
3,000	Taylor Tax Increment Finance Auth., 5.375%, 5/1/17 (FSA)	Aaa/AAA	3,181,770
6,255	Wayne Charter Cnty. Airport Fac. Rev., 6.75%, 12/1/15 (k)	NR/NR	4,010,581
			24,474,905
	Minnesota–0.6%
	Agricultural & Economic Dev. Board Rev., Health Care System,
95	6.375%, 11/15/29	A2/A	104,359
2,905	6.375%, 11/15/29, (Pre-refunded @ $101, 11/15/10) (a)	A2/A	3,220,222
			3,324,581
	Missouri–0.5%
2,500	Interstate 470 & 350 Transportation Dev. Dist. Rev., 6.35%, 5/1/22	NR/NR	2,535,875
	Nevada–1.4%
3,000	Clark Cnty. Rev., 5.25%, 7/1/34, Ser. B, (Pre-refunded @ $100, 7/1/11) (FGIC) (a)	Aaa/AAA	3,190,350
4,250	Truckee Meadows Water Auth. Rev., 5.25%, 7/1/34, Ser. A, (Pre-refunded @ $100, 7/1/11) (FSA) (a)	Aaa/AAA	4,519,662
			7,710,012

PIMCO Municipal Income Fund
Schedule of Investments
July 31, 2006 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody's/S&P)	Value*
	New Hampshire–0.6%
$3,000	State Business Finance Auth. Pollution Control Rev., Conn. Light & Power Co., 5.85%, 12/1/22	Baa1/BBB−	$3,143,790
	New Jersey–3.9%
	Camden Cnty., Improvement Auth. Rev., Cooper Health System,
240	5.60%, 2/15/07	Baa3/BBB	240,082
875	6.00%, 2/15/27, Ser. A (Pre-refunded @ $102, 2/15/07) (a)	Baa3/BBB	902,440
16,550	Economic Dev. Auth., Kapkowski Landfill Project, 5.75%, 4/1/31	Baa3/NR	17,704,197
	Economic Dev. Auth. Rev., Arbor Glen,
2,510	5.875%, 5/15/16	NR/NR	2,576,440
490	5.875%, 5/15/16, Ser. A, (Pre-refunded @ $102, 5/15/09) (a)	NR/NR	524,868
			21,948,027
	New Mexico–0.5%
2,500	Farmington Pollution Control Rev., 5.80%, 4/1/22	Baa2/BBB	2,528,750
	New York–2.0%
5,000	Liberty Dev. Corp. Rev., Goldman Sachs Headquarters, 5.25%, 10/1/35	Aa3/A+	5,484,450
3,000	New York City Municipal Water Finance Auth., Water & Sewer System Rev., 5.00%, 6/15/39, Ser. A	Aa2/AA+	3,068,340
2,875	Westchester Cnty. Healthcare Corp. Rev., 5.875%, 11/1/25, Ser. A	Ba2/BB	2,915,250
			11,468,040
	North Carolina–0.5%
3,000	Capital Facs. Finance Agcy. Rev., Duke Univ. Project, 5.125%, 10/1/41, Ser. A	Aa1/AA+	3,078,360
	Ohio–1.2%
	Lorain Cnty. Hospital Rev., Catholic Healthcare Partners,
2,500	5.625%, 10/1/17	Aa3/AA−	2,661,025
2,565	5.75%, 10/1/18	Aa3/AA−	2,738,753
1,235	State Turnpike Commission Rev., 5.50%, 2/15/15	Aa3/AA	1,307,421
			6,707,199
	Pennsylvania–4.1%
	Allegheny Cnty.,
5,780	Hospital Dev. Auth. Rev., 9.25%, 11/15/30, Ser. B	Ba3/B+	6,864,733
1,000	Industrial Dev. Auth. Rev., USX Corp., 5.60%, 9/1/30	Baa1/BBB+	1,031,600
1,095	Port Auth. Rev., 5.25%, 3/1/20 (FGIC)	Aaa/AAA	1,154,250
2,575	Delaware Cnty. Auth. College Rev., Neumann College, 5.80%, 10/1/17	NR/BBB−	2,680,549
6,200	Higher Educational Facs. Auth. Rev., 6.00%, 1/15/31, Ser. A	Aa3/A+	6,710,570
4,610	Philadelphia Hospitals & Higher Education Facs. Hospital Rev., Temple Univ. Hospital, 6.625%, 11/15/23, Ser. A	Baa2/BBB	4,679,150
			23,120,852
	Puerto Rico–2.2%
1,600	Electric Power Auth., Power Rev., 5.125%, 7/1/29, Ser. NN	A3/BBB+	1,643,456
10,665	Gov't Dev. Bank for Puerto Rico Rev., 5.00%, 12/1/08, Ser. B	BBB/BAA3	10,858,783
			12,502,239

PIMCO Municipal Income Fund
Schedule of Investments
July 31, 2006 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody's/S&P)	Value*
	Rhode Island–3.3%
$18,000	Tobacco Settlement Financing Corp. Rev., 6.25%, 6/1/42, Ser. A	Baa3/BBB	$18,882,900
	South Carolina–4.7%
	Greenwood Cnty. Hospital Rev., Self Memorial Hospital,
3,500	5.50%, 10/1/21	A2/A	3,654,455
2,000	5.50%, 10/1/26	A2/A	2,084,520
3,000	Jobs Economic Dev. Auth. Hospital Facs. Rev., Georgetown Memorial Hospital, 5.375%, 2/1/30 (Radian)	NR/AA	3,109,470
15,600	Tobacco Settlement Rev., Management Auth. Rev., 6.375%, 5/15/30, Ser. B	Baa3/BBB	17,554,056
			26,402,501
	Tennessee–0.2%
940	Memphis Health Educational & Housing Fac., Wesley Housing Corp. Project, 6.95%, 1/1/20 (e)	NR/NR	891,858
	Texas–13.3%
1,750	Austin Convention Enterprises, Inc., 5.75%, 1/1/32, Ser. B	A3/NR	1,801,993
4,000	Austin Rev., 5.25%, 5/15/31, Ser. A & B (FSA)	Aaa/AAA	4,134,480
2,935	Bell Cnty. Health Fac. Dev. Corp., 5.25%, 11/15/19	NR/A−	2,962,736
10,000	Coppell Independent School Dist., GO, zero coupon, 8/15/29 (PSF-GTD)	NR/AAA	3,220,600
	Corpus Christi Refinance & Improvement, GO (FSA),
1,125	5.375%, 3/1/18	Aaa/AAA	1,192,466
1,740	5.375%, 3/1/18, (Pre-refunded @ $100, 3/1/11) (a)	Aaa/AAA	1,854,857
9,000	Cypress-Fairbanks Independent School Dist., GO, 4.80%, 2/15/26, Ser. B (PSF-GTD) (c)	AAA/AAA	9,035,460
	Duncanville Independent School Dist., GO, Ser. B (PSF-GTD),
20	5.25%, 2/15/32	AAA/AAA	20,876
3,660	5.25%, 2/15/32, (Pre-refunded @ $100, 2/15/12) (a)	AAA/AAA	3,916,895
	Harris Cnty. Health Facs. Dev. Corp. Rev. (a),
5,000	Christus Health, 5.375%, 7/1/29, Ser. A, (Pre-refunded @ $101, 7/1/09) (MBIA)	Aaa/AAA	5,268,200
7,000	Memorial Hermann Healthcare, 6.375%, 6/1/29, (Pre-refunded @ $101, 6/1/11)	A2/A	7,833,000
1,840	Houston, CP, 6.25%, 12/15/12, Ser. J (AMBAC)	Aaa/AAA	2,072,760
2,000	Mansfield Independent School Dist., GO, 5.25%, 2/15/23 (PSF-GTD)	Aaa/AAA	2,087,520
4,380	Southlake Park Dev. Corp. Rev., 5.60%, 8/15/31, (Pre-refunded @ $100, 2/15/11) (AMBAC) (a)	Aaa/AAA	4,615,863
4,530	State, GO, 5.30%, 8/1/18, Ser. A	Aa1/AA	4,772,763
19,990	State Turnpike Auth. Rev., zero coupon, 8/15/25, Ser. A (AMBAC)	Aaa/AAA	7,925,835
4,920	Univ. Rev., 5.00%, 7/1/26, Ser. B	Aaa/AAA	5,111,880
7,450	Water Dev. Board Rev., 5.125%, 7/15/18	Aaa/AAA	7,493,359
			75,321,543

PIMCO Municipal Income Fund
Schedule of Investments
July 31, 2006 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody's/S&P)	Value*
	Utah–1.3%
$7,000	Salt Lake Cnty. Hospital Rev., IHC Health Services, 5.125%, 2/15/33 (AMBAC)	Aaa/AAA	$7,194,810
	Washington–2.2%
	Cowlitz Cnty. School Dist. No. 458 Kelso, GO (FSA),
910	5.625%, 12/1/14	NR/NR	993,038
985	5.625%, 12/1/14, (Pre-refunded @ $100, 12/1/11) (a)	NR/NR	1,071,404
1,225	5.625%, 12/1/16, (Pre-refunded @ $100, 12/1/11) (a)	Aaa/NR	1,332,457
3,415	Kent, GO, 5.375%, 12/1/20 (MBIA)	NR/NR	3,620,071
5,420	King Cnty. School Dist. No. 1 Seattle, GO, 5.25%, 12/1/21, Ser. A (MBIA)	Aaa/AAA	5,696,745
			12,713,715
	Wisconsin–4.2%
	Badger Tobacco Asset Securitization Corp.,
5,000	5.75%, 6/1/12	Baa3/BBB	5,254,150
9,785	6.00%, 6/1/17	Baa3/BBB	10,308,987
3,515	State, GO, 5.00%, 5/1/22, Ser. A (FGIC)	Aaa/AAA	3,649,695
2,230	State Health & Educational Facs. Auth. Rev., Kenosha Hospital & Medical Center, 5.625%, 5/15/29	NR/A	2,274,243
2,250	Wisconsin Health & Educational Facs. Auth., Divine Savior Healthcare Rev., 5.00%, 5/1/32	NR/BBB	2,214,607
			23,701,682
	Total Municipal Bonds & Notes (cost–$502,168,283)		527,472,051
VARIABLE RATE NOTES (b)(f)(g)–5.7%
	Hawaii–0.3%
1,388	City & Cnty. of Honolulu Rev., 9.40%, 7/1/23, Ser. 400 (FGIC)	Aaa/NR	1,592,989
	Illinois–1.1%
2,902	Cook Cnty., GO, 9.40%, 11/15/28, Ser. 458 (FGIC)	Aaa/NR	3,352,155
2,765	Educational Facs. Auth. Rev., 7.657%, 7/1/38	NR/AA	3,032,182
			6,384,337
	Massachusetts–0.5%
2,000	State Health & Educational Facs. Auth. Rev., 10.834%, 7/1/32	NR/NR	2,648,000
	Nevada–0.5%
2,440	Washoe Cnty., GO, 9.423%, 1/1/35, Ser. 1241 (MBIA)	Aaa/AAA	2,817,859
	New York–1.7%
224	New York City Municipal Water Finance Auth., Water & Sewer System Rev., 9.51%, 6/15/37, Ser. 1226	Aa2/NR	253,792
	New York City Municipal Water Finance Auth. Rev.,
6,000	6/15/39 (c)(d)(e)	AA+/AA2	6,609,480
2,600	6.992%, 6/15/26	NR/AA+	3,006,640
			9,869,912

PIMCO Municipal Income Fund
Schedule of Investments
July 31, 2006 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody's/S&P)	Value*
	Texas–1.2%
	Harris Cnty. Health Facs. Dev. Corp. Rev.,
$1,720	8.841%, 2/15/26	NR/AA−	$2,311,852
3,595	11.28%, 7/1/29, Ser. 357 (MBIA)	Aaa/NR	4,559,179
			6,871,031
	Washington–0.4%
1,800	Seattle, GO, 10.03%, 12/15/28, Ser. 348	Aa1/NR	2,007,630
	Total Variable Rate Notes (cost–$27,321,101)		32,191,758
VARIABLE RATE DEMAND NOTES (g)(h)–1.0%
	Alaska–0.0%
200	Valdez Rev., 3.60%, 8/1/06	VMIG1/A-1+	200,000
	California–0.4%
165	State Department of Water Res. Rev., 3.66%, 8/1/06	A-1+/A-1+	165,000
2,020	State of California, Daily Kindergarten Univ., GO, 3.63%, 8/1/06	VMIG1/A-1+	2,020,000
			2,185,000
	Indiana–0.0%
100	Indiana Health Fac. Financing Auth. Rev., 3.70%, 8/1/06	VMIG1/A-1	100,000
	Massachusetts–0.3%
1,500	Commonwealth of Massachusetts Rev., GO, 3.62%, 8/1/06, Ser. B	A-1+/A-1+	1,500,000
	New York–0.3%
1,500	New York City Transitional Finance Auth. Rev., 3.65%, 8/1/06	VMIG1/A-1+	1,500,000
	Total Variable Rate Demand Notes (cost–$5,485,000)		5,485,000
U.S. TREASURY BILLS (i)–0.2%
1,190	4.785%-4.85%, 9/14/06 (cost–$1,182,999)		1,182,999
OPTIONS PURCHASED (j)–0.0%
Contracts
	Put Options–(0.0%)
	Eurodollar Futures, Chicago Mercantile Exchange,
125	strike price $92, expires 3/19/07 (cost–$1,187)		781
	Total Investments before options written(cost–$536,158,570)–100.1%		566,332,589
	OPTIONS WRITTEN(j)–(0.1)%
	Call Options–(0.1)%
	U.S. Treasury Notes 10 yr. Futures, Chicago Board of Trade,
137	strike price $107, expires 8/25/06		(14,984)
836	strike price $108, expires 11/21/06		(248,188)
			(263,172)

PIMCO Municipal Income Fund
Schedule of Investments
July 31, 2006 (unaudited) (continued)

Contracts		Value*
	Put Options–(0.0)%
	U.S. Treasury Notes 10 yr. Futures, Chicago Board of Trade,
973	strike price $103, expires 8/25/06	$(15,203)
	Total Options Written (premiums received–$289,394)	(278,375)
	Total Investments net of options written(cost–$535,869,176)–100.0%	$566,054,214

Notes to the Schedule of Investments:

*	Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security are fair-valued, in good faith, pursuant to guidelines established by the Board of Trustees. The Fund’s investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or are valued using the last sale price on the exchange that is the primary market for such securities, or the last quoted mean price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Exchange traded options and futures are valued at the settlement price determined by the relevant exchange. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily until settlement at the forward settlement value. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold. The Fund's net asset value is determined daily as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (‘‘NYSE’’) on each day the NYSE is open for business.

(a)	Pre-refunded bonds are collateralized by U.S. Government or other eligible securities which are held in escrow and used to pay principal and interest and retire the bonds at the earliest refunding date (payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate).

(b)	144A Security – Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(c)	When-issued or delayed-delivery security. To be settled/delivered after July 31, 2006.

(d)	Unsettled security, coupon rate undetermined at July 31, 2006.

(e)	Fair-valued security.

(f)	Residual Interest Municipal Bonds (‘‘RIBS’’)/Residual Interest Tax Exempt Municipal Bonds (‘‘RITES’’) – The interest rate shown bears an inverse relationship to the interest rate on another security or the value of an index.

(g)	Variable Rate Notes – instruments whose interest rates change on specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). The interest rate disclosed reflects the rate in effect on July 31, 2006.

(h)	Maturity date shown is date of next put.

(i)	All or partial amount segregated as collateral for futures contracts and options written.

(j)	Non-income producing.

(k)	Security in default.

Glossary:

ACA – insured by American Capital Access Holding Ltd.

AMBAC – insured by American Municipal Bond Assurance Corp.

CP – Certificates of Participation

FGIC – insured by Financial Guaranty Insurance Co.

FSA – insured by Financial Security Assurance, Inc.

GO – General Obligation Bond

GTD – Guaranteed

IBC – Insurance Bond Certificate

MBIA – insured by Municipal Bond Investors Assurance

NR – Not Rated

PSF – Public School Fund

Radian – insured by Radian Guaranty, Inc.

XLCA – insured by XL Capital Assurance

Other Investments:

(1)	Futures contracts outstanding at July 31, 2006:

Type		Notional Amount (000)	Expiration Date	Unrealized Depreciation
Long:	Euro 90 day Futures	$440	6/18/07	$(114,025)
	Euro 90 day Futures	440	9/17/07	(87,800)
	Euro 90 day Futures	440	12/17/07	(81,200)
	Euro 90 day Futures	440	3/17/08	(76,800)
Short:	U.S. Treasury Bond Futures September 2006	(40)	9/20/06	(56,563)
	U.S. Treasury Notes 10 yr. Futures September 2006	(231)	9/20/06	(131,742)
				($548,130)

(2)	Transactions in options written for the three months ended July 31, 2006:

	Contracts	Premiums
Options outstanding, April 30, 2006	2,141	$544,557
Options written	2,782	404,240
Options expired	(1,400)	(356,388)
Options terminated in closing transactions	(1,577)	(303,015)
Options outstanding, July 31, 2006	1,946	$289,394

Item 2.    Controls and Procedures

(a) The registrant's President and Chief Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls or in factors that could affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.    Exhibits

(a) Exhibit 99.302 Cert. – Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: PIMCO Municipal Income Fund
By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: September 26, 2006

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: September 26, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dated indicated.

By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: September 26, 2006

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: September 26, 2006